Equity	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Equity
EQUITY
As of January 1, 2013, we adopted the provisions of the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." As a result of this adoption, we have disclosed below the significant items reclassified to net income in their entirety during the period.
A summary of the changes in each component of accumulated other comprehensive (loss) income, net of tax for the year ended December 31, 2013 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post-retirement Plans	Unrealized Gains (Losses) on Available-for- Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2012	$654	$(6,250)	$145	$3	$(5,448)
Other comprehensive (loss) income before reclassifications, net	(509)	2,409	208	(100)	2,008
Amounts reclassified	25	574	(57)	18	560
Balance at December 31, 2013	$170	$(3,267)	$296	$(79)	$(2,880)

Details of the reclassification out of accumulated other comprehensive (loss) income for the year ended December 31, 2013 is provided below:

(dollars in millions)	Amount of Income (Expense) Reclassified from Other Comprehensive Income (Loss)	Affected Line Item in the Consolidated Statement of Comprehensive Income
Foreign Currency Translation:
Recognized due to business disposition	$(25)	Other income, net
Defined Benefit Pension and Post-retirement Plans:
Amortization of prior-service costs and transition obligation	$44	Note (1)
Recognized actuarial net loss	(950)	Note (1)
Total before tax	(906)
Tax benefit	332	Income tax expense
Net of tax	$(574)
Unrealized Gains on Available-for-Sale Securities:
Realized gain on sale of securities, before tax	$91	Other income, net
Tax expense	(34)	Income tax expense
Net of tax	$57
Unrealized Hedging (Losses) Gains:
Foreign exchange contracts	$(25)	Product Sales
Other contracts	2	Other income, net
Total before tax	(23)
Tax benefit	5	Income tax expense
Net of tax	$(18)

(1) These accumulated other comprehensive components are included in the computation of net periodic pension cost (see Note 12 for additional details).
Changes in noncontrolling interests that do not result in a change of control, and where there is a difference between fair value and carrying value, are accounted for as equity transactions. A summary of these changes in ownership interests in subsidiaries and the pro-forma effect on Net income attributable to common shareowners had they been recorded through net income is provided below:

(dollars in millions)	2013	2012	2011
Net income attributable to common shareowners	$5,721	$5,130	$4,979
Transfers to noncontrolling interests:
Increase in common stock for sale of subsidiary shares	—	—	3
Decrease in common stock for purchase of subsidiary shares	(49)	(34)	(54)
Net income attributable to common shareowners after transfers to noncontrolling interests	$5,672	$5,096	$4,928